UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—109.2%
Minnesota—105.9%
$120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%	02/01/2032	$121,488
290,000	Anoka County, MN Charter School[1]	5.000	06/01/2027	286,839
300,000	Anoka County, MN Charter School[1]	5.000	06/01/2032	284,508
1,000,000	Anoka County, MN Charter School[1]	5.000	06/01/2043	893,430
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	26,409
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)[1]	5.000	04/01/2027	1,058,170
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	514,355
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	259,050
25,000	Austin, MN GO1	5.000	10/01/2018	25,051
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	5.000	01/01/2031	790,920
850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	885,080
250,000	Baytown, MN Township (Friends of St. Croix Preparatory Aceademy/St. Croix Preparatory Academy[1]	5.750	08/01/2042	237,485
430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000	08/01/2038	447,832
85,000	Blue Earth County, MN Economic Devel. Authority[1]	5.000	12/01/2027	88,591
20,000	Brainerd, MN Hsg. & Redevel. Authority, Series A1	5.000	02/01/2019	20,038
75,000	Brainerd, MN Hsg. & Redevel. Authority, Series A1	5.000	02/01/2022	75,106
150,000	Breckenridge, MN (Catholic Health Initiatives)[1]	5.000	05/01/2030	150,881
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,035,783
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)[1]	5.000	01/01/2032	1,220,311
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)[1]	5.000	01/01/2042	1,561,140
1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,116,885
240,000	Cloquet, MN Pollution Control (Potlach Corp.)[1]	5.900	10/01/2026	240,742
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	200,688
224,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	223,326
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	831,290
25,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.300	07/01/2017	24,392
1,400,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	1,089,928
750,000	Cottage Grove, MN Senior Hsg.	5.250	12/01/2046	719,228
50,000	Cromwell, MN Independent Schoool District No. 95	4.500	02/01/2014	50,168
180,000	Crookston, MN Nursing Home & Multifamily Hsg. (Villa St. Vincent)	6.625	09/01/2024	180,139
200,000	Cuyuna Range, MN Hospital District Health Facilities	5.000	06/01/2029	202,370

1	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value

$3,565,000	Dakota County, MN Community Devel. Agency (Grande Market Place)[1]	5.350%		05/20/2034	$3,568,387
50,000	Dakota County, MN Community Devel. Agency (Grande Market Place)[1]	5.400		11/20/2043	50,030
50,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.400		08/01/2018	50,115
100,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.625		02/01/2026	100,038
4,555,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.650		02/01/2031	4,686,002
1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)[1]	5.500		07/01/2043	954,840
5,000	Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)	2.810	[2]	07/01/2015	4,915
500,000	Duluth, MN EDA Health Care Facilities (St. Luke’s Hospital)	6.000		06/15/2039	511,105
1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875		11/01/2033	1,486,119
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.875		11/01/2040	502,170
300,000	Duluth, MN Independent School District No. 709 COP[1]	5.000		03/01/2025	292,692
725,000	Duluth, MN Independent School District No. 709 COP[1]	5.000		03/01/2027	692,216
785,000	Duluth, MN Independent School District No. 709 COP[1]	5.125		03/01/2029	740,114
1,315,000	Duluth, MN Independent School District No. 709 COP[1]	5.250		03/01/2032	1,232,102
100,000	East Central, MN Independent School District No. 2580[1]	5.000		02/01/2022	100,373
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200		10/01/2027	483,060
1,270,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	1,009,510
1,150,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000		11/01/2037	1,159,626
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)[1]	5.400		08/01/2040	403,040
280,000	Glencoe, MN Healthcare Facilities (Glencoe Regional Health Services)[1]	4.000		04/01/2031	257,667
375,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)[1]	5.200		10/01/2019	376,279
115,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)[1]	5.700		10/01/2029	114,626
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625		02/01/2030	395,218
300,000	Hutchinson, MN Public Utility[1]	5.000		12/01/2022	345,738
400,000	Hutchinson, MN Public Utility[1]	5.000		12/01/2025	450,056
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500		04/01/2023	103,234
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650		12/01/2022	169,513

2	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850%	12/01/2029	$115,490
1,100,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	5.700	09/01/2036	1,106,655
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	552,111
500,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500	12/01/2022	366,200
500,000	Litchfield, MN Electric Utility[1]	5.000	02/01/2029	526,555
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	253,978
630,000	Maple Grove, MN Health Care Facilities (North Care)[1]	5.000	09/01/2029	631,046
335,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)[1]	5.000	09/01/2035	330,340
285,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.250	05/01/2037	286,798
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	491,470
490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	512,339
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	524,126
670,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	700,371
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.000	08/15/2034	35,660
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.250	08/15/2035	37,209
25,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)[1]	5.125	12/01/2015	25,477
650,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)[1]	5.875	12/01/2029	661,375
60,416	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000	12/01/2038	61,332
386,129	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.250	12/01/2040	404,899
65,421	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.450	04/01/2027	69,149
95,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.520	03/01/2041	100,947
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	1,116,990
25,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	26,283
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	1,108,080
85,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	89,231
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	176,470
100,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	104,978
50,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	52,313

3	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$30,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000%	01/01/2025	$32,604
40,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2027	41,625
200,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2031	207,370
8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[3]	5.000	01/01/2035	8,463,840
30,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	29,999
1,250,000	Minneapolis, MN Charter School (Yinghua Academy)[1]	6.000	07/01/2043	1,196,488
470,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)[1]	5.200	10/20/2048	477,290
5,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500	06/01/2018	5,050
525,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200	09/01/2029	525,730
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)[1]	6.000	12/01/2040	551,520
40,000	Minneapolis, MN Health Care System (Fairview Health Services)[1]	5.000	05/15/2021	40,259
50,000	Minneapolis, MN Health Care System (Fairview Health Services)	5.500	05/15/2014	50,442
1,340,000	Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.500	11/15/2038	1,562,333
175,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2030	176,612
50,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2034	50,259
600,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.375	11/15/2023	700,752
105,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.625	11/15/2028	123,194
1,275,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	1,099,535
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	158,326
20,000	Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)[1]	5.750	10/20/2042	20,019
55,000	Minneapolis, MN Multifamily Hsg. (Seward Towers)[1]	5.000	05/20/2036	55,916
3,975,000	Minneapolis, MN Multifamily Hsg. (Shingle Creek Senior Hsg.)[1]	5.550	10/20/2042	4,042,694
1,575,000	Minneapolis, MN Multifamily Hsg. (Sumner Field Phase II)[1]	5.150	02/20/2045	1,576,701
745,000	Minneapolis, MN Revenue (Walker Minnesota Campus)	5.000	11/15/2024	744,955

4	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$100,000	Minneapolis, MN Student Hsg. (Riverton Community Hsg.)	5.600%	08/01/2026	$99,994
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	252,563
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	367,411
600,000	Minneapolis, MN Tax Increment (Grant Park)	5.200	02/01/2022	600,108
2,250,000	Minneapolis, MN Tax Increment (Grant Park)	5.350	02/01/2030	2,051,235
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	475,010
1,250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750	02/01/2027	1,181,213
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	582,924
25,000	MN Agricultural & Economic Devel. Board (Benedictine Care Centers)	5.750	02/01/2030	25,007
25,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.000	02/15/2030	25,832
100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.500	02/15/2025	111,489
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2022	155,639
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)[1]	6.375	11/15/2029	115,396
495,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)[1]	5.750	11/15/2026	495,549
25,000	MN Agricultural & Economic Devel. Board (SMDCHS/SJMC Obligated Group)	4.750	02/15/2016	25,058
250,000	MN HEFA (Ausburg College)[1]	5.000	05/01/2036	243,670
410,000	MN HEFA (Bethel University)	5.500	05/01/2022	424,629
600,000	MN HEFA (Bethel University)	5.500	05/01/2037	607,878
275,000	MN HEFA (College of St. Benedict)[1]	5.125	03/01/2036	274,431
400,000	MN HEFA (College of St. Scholastica)[1]	4.250	12/01/2027	381,756
875,000	MN HEFA (College of St. Scholastica)[1]	5.125	12/01/2040	890,531
1,000,000	MN HEFA (College of St. Scholastica)[1]	5.250	12/01/2035	1,029,600
150,000	MN HEFA (College of St. Scholastica)[1]	6.000	12/01/2028	161,303
500,000	MN HEFA (College of St. Scholastica)[1]	6.300	12/01/2040	531,655
500,000	MN HEFA (Hamline University)[1]	5.000	10/01/2029	516,550
500,000	MN HEFA (Hamline University)[1]	6.000	10/01/2032	531,705
500,000	MN HEFA (Macalester College)[1]	5.000	06/01/2035	542,555
300,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2025	317,232
280,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2026	293,294
200,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2027	207,720
500,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2032	496,905
25,000	MN HEFA (University of St. Thomas)	4.000	10/01/2014	25,074
500,000	MN HEFA (University of St. Thomas)[1]	5.000	04/01/2023	581,515
160,000	MN HEFA (University of St. Thomas)[1]	5.250	10/01/2034	165,987
750,000	MN HEFA (University of St. Thomas)[1]	5.250	04/01/2039	796,890
130,000	MN HFA (Homeownership)[1]	5.000	01/01/2031	134,419
100,000	MN HFA (Rental Hsg.)[1]	5.000	08/01/2040	100,973
200,000	MN HFA (Residential Hsg.)[1]	3.750	01/01/2022	209,352

5	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$555,000	MN HFA (Residential Hsg.)[1]	3.750%	07/01/2022	$573,393
115,000	MN HFA (Residential Hsg.)[1]	4.600	07/01/2022	118,119
65,000	MN HFA (Residential Hsg.)[1]	5.000	07/01/2023	67,931
540,000	MN HFA (Residential Hsg.)[1]	5.050	07/01/2034	566,309
240,000	MN HFA (Residential Hsg.)[1]	5.100	07/01/2031	243,833
70,000	MN HFA (Residential Hsg.)	5.100	07/01/2038	74,096
605,000	MN HFA (Residential Hsg.)[1]	5.100	01/01/2040	627,470
20,000	MN HFA (Residential Hsg.)[1]	5.150	07/01/2028	20,735
55,000	MN HFA (Residential Hsg.)[1]	5.200	01/01/2023	57,641
75,000	MN HFA (Residential Hsg.)[1]	5.250	07/01/2033	77,514
35,000	MN HFA (Residential Hsg.)[1]	5.500	01/01/2038	36,693
5,000	MN HFA (Residential Hsg.)[1]	5.750	01/01/2038	5,055
15,000	MN HFA (Residential Hsg.)[1]	5.900	07/01/2028	16,312
765,000	MN Municipal Power Agency[1]	5.000	10/01/2025	835,770
25,000	MN Municipal Power Agency[1]	5.000	10/01/2034	25,921
10,000	MN Municipal Power Agency[1]	5.000	10/01/2035	10,304
2,000,000	MN Municipal Power Agency[1]	5.250	10/01/2024	2,104,820
750,000	MN Municipal Power Agency[1]	5.250	10/01/2035	793,013
640,000	MN Office of Higher Education (Supplemental Student Loan)[1]	5.000	11/01/2029	670,790
430,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000	04/01/2017	421,796
1,410,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200	04/01/2027	1,295,917
3,250,000	MN State General Fund[1]	5.000	03/01/2029	3,565,965
100,000	Moorhead, MN Health Care (Evercare Senior Living)	5.000	09/01/2032	94,001
500,000	Moorhead, MN Health Care (Evercare Senior Living)	5.125	09/01/2037	459,875
150,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)	5.875	03/01/2029	149,996
250,000	New Ulm, MN Economic Devel. Authority (HADC Ridgeway)	6.000	06/01/2041	250,243
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500	10/01/2047	1,144,517
40,000	Northfield, MN Senior Hsg. (Northfield Manor)	6.000	07/01/2033	40,005
300,000	Norwood Young America MN EDA (Harbor at Peace Village)	4.000	08/01/2026	268,065
100,000	Norwood Young America MN EDA (Harbor at Peace Village)	4.100	08/01/2027	89,104
150,000	Oakdale, MN Revenue (Oak Meadows Senior Hsg.)	4.000	04/01/2022	140,573
250,000	Oakdale, MN Revenue (Oak Meadows Senior Hsg.)	4.250	04/01/2025	230,425
600,000	Oakdale, MN Revenue (Oak Meadows Senior Hsg.)	5.000	04/01/2034	564,504
205,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400	06/01/2041	190,357
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)[1]	5.000	11/01/2030	797,940
100,000	Park Rapids, MN Health Facilities (Mankato Lutheran Homes)	5.600	08/01/2036	98,769
170,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	5.000	10/20/2047	170,364
200,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125	10/20/2047	200,550

6	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$125,000	Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)	5.750%	08/01/2041	$118,504
5,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)[1]	5.625	07/01/2016	5,004
425,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2027	427,809
330,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2032	313,873
1,250,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2042	1,116,138
1,000,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	993,550
430,000	Rochester, MN Electric Utility[1]	5.000	12/01/2032	469,031
570,000	Rochester, MN Electric Utility[1]	5.000	12/01/2033	621,739
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	269,018
245,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.000	07/01/2027	265,781
225,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.000	07/01/2028	241,583
650,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.000	07/01/2033	682,637
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.875	07/01/2030	820,350
5,000	Rosemount, MN GO1	5.400	02/01/2016	5,021
50,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.000	05/01/2025	51,310
15,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.125	05/01/2030	15,717
135,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.500	05/01/2039	140,185
1,000,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2027	1,004,260
795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	780,388
500,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	5.125	01/01/2039	461,270
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	288,770
15,000	South Washington County, MN Independent School District No. 833 COP	5.250	12/01/2014	15,049
10,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2024	10,961
750,000	Southern MN Municipal Power Agency[1]	5.250	01/01/2030	800,138
1,000,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	895,190
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	722,010
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	254,628
100,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.500	07/01/2029	105,617
2,455,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.750	07/01/2039	2,612,979
30,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)[1]	5.750	07/01/2030	31,990
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)[1]	5.500	07/01/2023	54,104

7	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$100,000	St. Paul, MN Hsg. & Redevel. Authority (Achieve Language Academy)	6.750%	12/01/2022	$100,422
55,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2020	61,485
495,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2021	549,425
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.250	11/15/2028	53,525
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	551,046
30,000	St. Paul, MN Hsg. & Redevel. Authority (Civic Center)	5.450	11/01/2013	30,119
585,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)[1]	5.000	12/01/2036	528,893
25,000	St. Paul, MN Hsg. & Redevel. Authority (Franciscan Health and Hsg. Services)[1]	5.350	11/20/2027	25,066
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	300,822
400,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2025	420,924
215,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2035	223,643
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.125	12/01/2038	925,770
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	149,985
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)[1]	5.000	12/01/2025	807,773
250,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)[1]	6.375	09/01/2031	265,830
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)[1]	5.000	08/01/2035	519,970
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)[1]	5.500	09/20/2044	751,583
950,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)[1]	5.000	08/01/2035	987,307
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (St. Paul Conservatory for Performing Arts)[1]	4.625	03/01/2043	835,700
2,965,000	St. Paul, MN Hsg. & Redevel. Authority (University Dale Apartments)[1]	4.820	07/20/2046	2,993,642
180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2019	183,667
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2019	189,042
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2020	187,185
220,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2020	222,741
225,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2021	225,794
235,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2021	235,851

8	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$140,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000%	03/01/2022	$139,542
240,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2022	239,153
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2026	990,420
935,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2029	915,056
500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)[1]	5.000	07/01/2033	455,760
500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)[1]	5.000	07/01/2044	428,745
1,500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500	09/01/2043	1,391,925
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	512,880
1,000,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Episcopal Senior Homes)	5.000	05/01/2038	875,120
255,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Episcopal Senior Homes)	5.125	05/01/2048	218,005
1,000,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Episcopal Senior Homes)	5.150	11/01/2042	883,130
25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2017	27,703
920,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2036	938,621
50,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (RH)[1]	5.250	05/15/2018	50,119
660,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (RH)[1]	5.300	05/15/2028	660,416
75,000	St. Paul, MN Port Authority (Amherst H. Wilder Foundation)[1]	5.000	12/01/2036	78,401
500,000	St. Paul, MN Port Authority (Gerdau Ameristeel)[1]	4.500	10/01/2037	433,430
2,430,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	2,389,589
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,308,931
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	788,085
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	427,992
1,000,000	University of Minnesota[1]	5.000	08/01/2036	1,072,800
500,000	University of Minnesota[1]	5.000	12/01/2036	542,190
750,000	University of Minnesota[1]	5.250	12/01/2031	844,545
500,000	Victoria, MN Private School Facility (Holy Family Catholic High School)	5.000	09/01/2029	498,865
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375	10/01/2030	35,599
250,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	5.500	11/01/2032	259,158
250,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	5.750	11/01/2039	260,540
500,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	6.000	05/01/2047	524,030

9	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value

$1,250,000	Western, MN Municipal Power Agency[1]	5.000%	01/01/2029	$1,376,100

1,000,000	Western, MN Municipal Power Agency[1]	5.000	01/01/2030	1,095,850

750,000	Willmar, MN Hsg. & Redevel. Authority (Eagle Ridge Apts. Somerset)	4.625	04/01/2030	686,760

170,000	Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)[1]	5.850	06/01/2019	170,151

750,000	Winona, MN Health Care Facilities (Winona Health Services)[1]	5.000	07/01/2034	734,243

210,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2027	207,654

220,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2032	208,976

885,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2043	793,588

				151,016,416

U.S. Possessions—3.3%
1,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2039	916,170

1,000,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	944,330

250,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	238,995

250,000	Puerto Rico Highway & Transportation Authority[1]	5.300	07/01/2035	224,555

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	94,288

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	90,952

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	90,591

90,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	92,033

2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160[4]	08/01/2034	548,500

2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160[4]	08/01/2036	480,720

500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250	08/01/2041	499,975

500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2039	522,819

				4,743,928

Total Investments, at Value (Cost $155,138,925)-109.2%				155,760,344

Liabilities in Excess of Other Assets-(9.2)				(13,070,662)

Net Assets-100.0%				$142,689,682

Footnotes to Statement of Investments

*June 28, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

10	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

To simplify the listings of securities, abbreviations are used per the table below:
CCHS	Centracare Health System
CCHSLP	Centracare Health Services of Long Prairie
CCHSM	Centracare Health Services of Melrose
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FRCS	Fairview Regional Community Services
FRRHS	Fairview Range Regional Health Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HADC	Housing Alternatives Development Company
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HP	Healthpartners
HPA	Healthpartners Administrators
HSJH	HealthEast St. Joseph’s Hospital
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC	Midwest Assurance Company
MSA	Math & Science Academy
PHS	Pinnacle Health System
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
ROLs	Residual Option Longs
RRHS	Range Regional Health Services
SJMC	St. Joseph’s Medical Center
SMDCHS	St. Mary’s Duluth Clinic Health System
StCH	St. Cloud Hospital
VOA	Volunteers of America

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse

11	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of

12	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 28, 2013, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 28, 2013, municipal bond holdings with a value of $8,463,840 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At June 28, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	18.318%	1/1/35	$2,463,840

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of

13	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 as of June 28, 2013.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

14	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

15	Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

The table below categorizes amounts as of June 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$151,016,416	$—	$151,016,416
U.S. Possessions	—	4,743,928	—	4,743,928

Total Assets	$—	$155,760,344	$—	$155,760,344

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$149,161,110 [1]

Gross unrealized appreciation	$5,050,890
Gross unrealized depreciation	(4,429,471)

Net unrealized appreciation	$621,419

1. The Federal tax cost of securities does not include cost of $5,977,815, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

16	Oppenheimer Rochester Minnesota Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2013